UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number: 811-09221

            The Community Reinvestment Act Qualified Investment Fund
            --------------------------------------------------------
               (Exact name of registrant as specified in charter)

                  1830 Main Street, Suite 204, Weston, FL 33326
               (Address of principal executive offices) (Zip code)
              ---------------------------------------------------


                             Michael P. Malloy, Esq.
                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                             Philadelphia, PA 19103
                     ---------------------------------------
                     (name and address of agent for service)


Registrant's telephone number, including area code: 1-877-272-1977

Date of fiscal year end: 5/31

Date of reporting period: 07/01/2003 - 06/30/2004

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The Community Reinvestment Act Qualified Investment Fund

ITEM 1. PROXY VOTING RECORD

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2004 with respect to which the registrant was entitled to vote.

                                   SIGNATURES

      Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant):  The Community Reinvestment Act Qualified Investment Fund


By (Signature and Title):  /s/ David K. Downes
                           --------------------
                               David K. Downes, President and Treasurer


Date:  August 25, 2004